SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
We evaluated subsequent events through November 10, 2014, the date these condensed consolidated financial statements were available to be issued.
22.	SUBSEQUENT EVENTS

We evaluated subsequent events for financial reporting purposes through May 19, 2014, the date which the financial statements were originally issued and updated such evaluation through the date of reissuance, July 14, 2014, to determine whether any events occurred that required disclosure in the accompanying financial statements.

In April 2014, ADS Ventures, Inc., a wholly-owned subsidiary of the Company, and Tigre S.A. – Tubos e Conexões entered into a stock purchase agreement whereby ADS Ventures, Inc. acquired 49% of the outstanding shares of capital stock of Tigre USA, Inc. for $3,566 and entered into a joint venture agreement with Tigre S.A. — Tubos e Conexões to form Tigre-ADS USA Inc. The new joint venture will manufacture and sell PVC fittings for waterworks, plumbing and HVAC applications and primarily serve the United States and Canadian markets. The new joint venture represents a continuation of the existing activities of Tigre USA through its Janesville, Wisconsin manufacturing facility.

In May 2014, the Board of Directors approved the increase of shares available for granting under the 2013 plan to 1,412 shares.

On July 2, 2014, an authorized committee of the Board of Directors, with prior requisite stockholder approval, authorized an increase in the number of shares of common stock, which is inclusive of the Redeemable Common Stock, to 148,271 at a par value of $0.01 and an increase in the number of shares of Redeemable Convertible Preferred Stock to 47,070 at a par value of $0.01. On the same date, an authorized committee of the Board of Directors, with prior requisite stockholder approval, approved a 4.707-for-1 stock split of the Company’s common stock and Redeemable Convertible Preferred Stock, which became effective on July 11, 2014. The effect of the split on authorized, issued and outstanding shares, net income (loss) per share and supplemental pro forma net income (loss) per shares has been retroactively applied to all periods presented.